Cash Generated by Operations - Narrative (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Disclosure of financial assets [line items]
Payment of contingent consideration liability	R 3,115	R 338	R 108
Payment of contingent consideration liability in excess of acquisition date fair value	577	0	0
Payments of contingent consideration liability relating to acquisition date fair value	2,538	338	108
Borrowing facilities available for future operation activities and future capital commitments	25,009	30,005	9,300
New Borrowings Facilities
Disclosure of financial assets [line items]
Borrowing facilities available for future operation activities and future capital commitments	R 20,900
MAC Copper
Disclosure of financial assets [line items]
Proportion of ownership interest in subsidiary	100.00%
Mponeng
Disclosure of financial assets [line items]
Payment of contingent consideration liability	R 301	338	108
Eva Copper operations and related assets
Disclosure of financial assets [line items]
Payment of contingent consideration liability	256	0	0
CSA Copper-linked
Disclosure of financial assets [line items]
Payment of contingent consideration liability	2,515	0	0
CSA NSR
Disclosure of financial assets [line items]
Payment of contingent consideration liability	43	0	0
Restricted cash and investments (refer to note R15)
Disclosure of financial assets [line items]
Interest income	R 390	R 369	R 329